Schedule of Changes in Fair Value of Warrant Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair value of warrants	$ 770,250